Income Taxes - Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current taxes:
State			$ 22	$ (1,619)	$ 178
Deferred taxes:
Federal			(88,994)
State			(11,999)		(285)
Total income tax benefit (expense)	$ (45,188)	$ (100)	$ (100,971)	$ (1,619)	$ (107)